Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Equity securities | $	$ 1,118,000
Fair value of pledged assets | $	$ 50,157,000	$ 47,825,000
Number of securities | security	81	94
Unrealized loss on equity securities | $	$ 3,500,000	$ 1,690,000
Number of securities in unrealized loss positions for 12 Months or More | security	70	42
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity securities available for sale, fair value | $		$ 1,119,000
Number of securities | security		2
Other than temporary impairment | $		$ 0	$ 0
Unrealized loss on equity securities | $	$ 1,000	$ 1,000
Number of securities in unrealized loss positions for 12 Months or More | security		1
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	14	20
Unrealized loss on equity securities | $	$ 731,000	$ 627,000
Number of securities in unrealized loss positions for 12 Months or More | security	14	15
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	13.00%
Number of securities | security	21	29
Unrealized loss on equity securities | $	$ 178,000	$ 108,000
Number of securities in unrealized loss positions for 12 Months or More | security	13	6
U.S. Government Sponsored Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	16.00%
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	71.00%
Equity securities available for sale, fair value | $	$ 100,506,000	$ 93,510,000
Number of securities | security	46
Number of securities in unrealized loss positions for 12 Months or More | security	43
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt instrument term	5 years
Retained Earnings [Member]
Schedule of Available-for-sale Securities [Line Items]
Reclassification for ASU 2016-01 | $	$ 156,000
Maximum [Member] | Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	1.00%
Maximum [Member] | Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	1.00%
Maximum [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities depreciated from their amortized cost basis	2.00%